UMB FUND SERVICES, INC.

235 W Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

March 9, 2018

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Salient Private Access Registered Fund, L.P.

Investment Company Act file No: 811-21528

Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended December 31, 2017. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/Terry Gallagher

Terry Gallagher

EVP/ Director of Fund Accounting and Administration

Encl.